Consolidated Statements of Cash Flows (AUD)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities provided by/(used in):
Net loss	(11,633,807)	(9,131,222)	(14,692,117)
Adjustments to reconcile net profit/(loss) to net cash provided by/(used in) operating activities:
Depreciation and amortization	2,497,345	2,637,141	3,298,541
Share based payments expense	590,934	930,924	2,255,842
Loss on fixed assets disposal	4,544	9,766	17,715
Unrealized foreign exchange losses	114,568	0	0
Financing costs-amortization of warrants	5,994	0	0
Change in assets and liabilities:
Inventory	3,598,030	17,163	(428,307)
Accounts receivables	404,418	2,606,895	(1,300,985)
Prepaid expenses and other current assets	(10,824,351)	(26,632)	(725,797)
Deferred revenue	257,755	(1,437,125)	4,492,426
Employee entitlements	98,841	202,798	249,231
Accounts payable and accrued expenses	(1,742,847)	889,535	(325,667)
Net cash used in operating activities	(16,628,576)	(3,300,757)	(7,159,118)
Cash flows from investing activities:
Purchases of property, plant and equipment	(159,437)	(687,245)	(1,102,943)
Net cash used in investing activities	(159,437)	(687,245)	(1,102,943)
Cash flows from financing activities:
Gross proceeds from share issue	0	13,164,042	0
Transaction costs on share issue	0	(639,918)	0
Proceeds from borrowings	17,676,500	921,725	0
Repayment of borrowings	(767,471)	(921,725)	0
Borrowing costs	(929,997)	0	0
Proceeds from stock options exercised	360,598	24,086	79,504
Net cash provided by financing activities	16,339,630	12,548,210	79,504
Net increase/(decrease) in cash and cash equivalents	(448,383)	8,560,208	(8,182,557)
Cash and cash equivalent at beginning of period	23,649,417	15,089,209	23,271,766
Effect of exchange rate fluctuations on the balances of cash held in foreign currencies	541,388	0	0
Cash and cash equivalents at end of period	23,742,422	23,649,417	15,089,209